U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

1.    NAME AND ADDRESS OF ISSUER:

      Northstar Government Securities Fund
      300 First Stamford Place
      Stamford, Connecticut 06902

2. NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF
      THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES):   [X]

3.    INVESTMENT COMPANY ACT FILE NUMBER:    811-4423
      SECURITIES ACT FILE NUMBER:    33-848

4(A). LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:

      December 31, 1998

4(B). [ ] CHECK BOX IF THIS FORM IS BEING FILED LATE (I.E. MORE THAN 90 CALENDAR
          DAYS AFTER  THE  END OF  THE ISSUER'S  FISCAL YEAR). (SEE  INSTRUCTION
          A.2.)

      NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(C). [ ] CHECK BOX IF THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.

5.    CALCULATION OF REGISTRATION FEE:

      (I)   AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE
            FISCAL YEAR PURSUANT TO SECTION 24(F):                   $72,824,880

      (II)  AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED
            DURING THE FISCAL YEAR:                                  $65,922,911

      (III) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED
            DURING ANY PRIOR FISCAL YEAR ENDING NO EARLIER THAN
            OCTOBER 11,1995 THAT WERE NOT PREVIOUSLY USED TO
            REDUCE REGISTRATION FEES PAYABLE TO THE COMMISSION:       $6,901,969

      (IV)  TOTAL AVAILABLE REDEMPTION CREDITS [ADD ITEMS 5(II)
            AND 5(III)]:                                             $72,824,880

      (V)   NET SALES - IF ITEM 5(I) IS GREATER THAN ITEM 5(IV),
            [SUBTRACT ITEM 5(IV) FROM ITEM 5(I)]:                             $0

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      (VI)  REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE YEARS
            - IF ITEM 5(I) IS LESS THAN ITEM 5(IV) [SUBTRACT ITEM
            5(IV) FROM ITEM 5(I)]:                                           N/A

      (VII) MULTIPLIER FOR DETERMINING REGISTRATION FEE (SEE
            INSTRUCTION C.9):                                          X .000278

      (VIII) REGISTRATION FEE DUE [MULTIPLY ITEM 5(V) BY ITEM
            5(VII)] (ENTER "0" IF NO FEE IS DUE):                          $0.00
                                                                           =====
6.    PREPAID SHARES

      IF THE RESPONSE TO ITEM 5(I) WAS DETERMINED BY DEDUCTING AN
      AMOUNT OF SECURITIES THAT WERE REGISTERED UNDER THE
      SECURITIES ACT OF 1933 PURSUANT TO RULE 24E-2 AS IN EFFECT
      BEFORE [EFFECTIVE DATE OF RESCISSION OF RULE 24E-2], THEN
      REPORT THE AMOUNT OF SECURITIES (NUMBER OF SHARES OR OTHER
      UNITS) DEDUCTED HERE: 0. IF THERE IS A NUMBER OF SHARES OR
      OTHER UNITS THAT WERE REGISTERED PURSUANT TO 24E-2
      REMAINING UNSOLD AT THE END OF THE FISCAL YEAR FOR WHICH
      THIS FORM IS FILED THAT ARE  AVAILABLE FOR USE BY THE
      ISSUER IN FUTURE FISCAL YEARS, THEN STATE THAT NUMBER HERE:              0

7.    INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90
      DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR (SEE
      INSTRUCTION D):                                                         $0

8.    TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY
      INTEREST DUE [LINE 5(VIII) PLUS LINE 7]:                             $0.00
                                                                           =====
9.    DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT
      TO THE COMMISSION'S LOCKBOX DEPOSITORY:                                N/A

      METHOD OF DELIVERY:

                           [  ]  WIRE TRANSFER
                           [  ]  MAIL OR OTHER MEANS

                            SIGNATURES

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITY AND ON THE DATE INDICATED.

By: /S/  Stephanie L. Beckner*
    ---------------------------
            Signature

    Stephanie L. Beckner, Secretary
    -------------------------------
          Name and Title

Date:  March 19, 1999

*PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.